Material Accounting Policies - Critical accounting judgments and key sources of estimation uncertainty (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Impairment of vessels
Annual escalation factor for operating expenses (as a percent)	1.00%
Discount rate used to estimate future cash flows	7.99%
Impairment loss | $	$ 8,674	$ 142	$ 32,471
Vessels
Impairment of vessels
Property, plant and equipment and right-of-use assets | $	$ 1,398,232	$ 1,595,964
Property, plant and equipment owned | TFDE vessels
Impairment of vessels
Discount rate used to estimate future cash flows	8.39%
Property, plant and equipment owned | Steam vessels
Impairment of vessels
Discount rate used to estimate future cash flows	8.79%
Number of vessels for which recoverable amount (value in use) is lower than carrying amount	2
Right-of-use assets
Impairment of vessels
Number of vessels with indicators of impairment	3
Right-of-use assets | TFDE vessels
Impairment of vessels
Number of vessels sold and leased back	3
Number of vessels with indicators of impairment	2
Number of vessels for which recoverable amount (value in use) is lower than carrying amount	1
Right-of-use assets | Steam vessels
Impairment of vessels
Number of vessels sold and leased back	1
Number of vessels with indicators of impairment	1